FINANCE COSTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of FINANCE COSTS [Line Items]
Interest on bank borrowings	¥ 0	¥ 213	¥ 84